Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 10 - INCOME TAX

The Company and its Israeli subsidiary are taxed under Israel tax laws:

A.	Tax rates

The corporate tax rates applicable for the years 2019-2021 ,is 23%.

B.	Tax assessments

The Company and its subsidiary have tax assessments that are considered to be final through tax year 2016.

C.	Losses for tax purposes carried forward to future years

As of December 31, 2021, CollPlant Biotechnologies Ltd. and CollPlant Ltd had approximately $7,761 , and $54,807, respectively, of net carried forward tax losses which are available to be offset against future taxable income in future with no limited period of use.

D.	Deferred income taxes

	As of December 31,
	2021	2020
In respect of:
Net operating loss carry forward	$14,391	$14,693
Research and development expenses	1,280	823
Valuation of financial instruments	(6)	(10)
Less – valuation allowance	(15,665)	(15,506)
Net deferred tax assets	$-	$-

Realization of deferred tax assets is contingent upon sufficient future taxable income during the period that deductible temporary differences and carried forward losses are expected to be available to be offset against taxable income. As the achievement of required future taxable income is not likely, the Company recorded a full valuation allowance.

E.	Reconciliation of theoretical tax expenses to actual expenses

The primary difference between the statutory tax rate of the Company and the effective rate results virtually from the changes in valuation allowance in respect of carried forward tax losses for tax purposes and research and development expenses due to the uncertainty of the realization of such tax benefits.

F.	Uncertain tax positions

As of December 31, 2021 and 2020, the Company does not have a provision for uncertain tax positions.

G.	Roll forward of valuation allowance:

Balance at January 1, 2019	$10,923
Additions	2,485
Balance at December 31, 2019	$13,408
Additions	2,098
Balance at December 31, 2020	$15,506
Additions	159
Balance at December 31, 2021	$15,665